Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services Division of Cross Country Healthcare, Inc. (Detail) (USD $)
In Thousands, unless otherwise specified
				0 Months Ended	12 Months Ended						0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2013 Clinical Trial Services	Dec. 31, 2013 Clinical Trial Services	Oct. 30, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services		Feb. 15, 2013 Clinical Trial Services Customer relationships acquired	Feb. 15, 2013 Clinical Trial Services Order Backlog	May 07, 2014 Aptiv Solutions	May 07, 2014 Aptiv Solutions
Business Acquisition [Line Items]
Property, plant and equipment							$ 339					$ 6,924
Goodwill	507,238	357,523	315,441				36,922	[1]				149,098	[2]
Intangible asset									3,300	600
Cash and cash equivalents							1,039					3,518
Accounts receivable							9,200					24,463
Unbilled revenue							2,128					19,217
Prepayments and other current assets							465					3,404
Non-current assets							6					1,332
Other liabilities							(2,285)					(37,146)
Payments on account												(31,094)
Non-current other liabilities							(16)					(18,615)
Net assets acquired							51,698					121,101
Cash consideration				51,897							143,500
Adjustments to cash consideration					3,750						(22,399)
Working capital adjustment						(199)	(199)
Net assets acquired							$ 51,698					$ 121,101

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. Goodwill related to the US portion of the business acquired is tax deductible. We are completing the purchase price allocation which will result in an element of the purchase price currently recorded as goodwill being ascribed to separately identifiable intangible assets.